Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Property costs and producing assets	¥ 2,156,134	¥ 1,969,409
Support facilities	500,489	483,216
Construction-in-progress	122,564	119,583
Total capitalized costs	2,779,187	2,572,208
Accumulated depreciation, depletion and amortization	(1,820,994)	(1,635,837)
Net capitalized costs	958,193	936,371
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Net capitalized costs	¥ 20,728	¥ 19,056